Other Income (Expenses), Net - Summary of Components of Other Income (Expenses), Net (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Income And Expenses [Abstract]
Interest expense		$ (9,685)	$ (8,252)	$ (8,788)	$ (5,847)	$ (321)	$ (67)
Foreign exchange gain (loss), net		263	(40)	205	(240)	(85)	(516)
Gain (loss) from disposal of non-current assets		0	0	(258)	604	0	130
Fair value gain on short term investments		0			261	158
Impairment on short-term investment					(13,588)
Impairment on real estate properties under development					(22,437)
Impairment on real estate properties held for sales-type lease and held for sale				(29,533)
Impairment on right of use assets					(8,656)
Impairment on property, plant and equipment		(3,404)			0
Expenditure on fines		(127)	(151)	(1,752)	(505)
Debt restructuring gain	[1]	73,828	364
Write off lease liability gain		2,360		5,053
Others		445	116	261	708	290	200
Other income (expenses), net		$ 63,680	$ (7,963)	$ (34,812)	$ (49,700)	$ 42	$ (253)

[1]	The debt restructuring gain in 2024 mainly arose from the Global Settlement with GSL and the settlement arrangement with West Ridge as disclosed in 15(b).